Business Combinations (Summary Of Unaudited Pro Forma Information) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Total net revenues	¥ 260,566	¥ 265,973
Net income attributable to KONAMI CORPORATION	¥ 7,087	¥ 9,072